UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

March 31, 2011

1.814653.106

NCC-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (e) - 69.2%
		Yield (a)	Principal Amount	Value
ASB Finance Ltd.
	3/30/12	0.35% (c)	$ 5,000,000	$ 4,999,500
Australia & New Zealand Banking Group Ltd.
	4/4/11 to 4/11/11	0.32	50,000,000	49,996,427
Autobahn Funding (Liquidity Facility DZ BANK AG)
	4/5/11 to 4/15/11	0.27 to 0.28	78,278,000	78,270,409
Barclays Bank PLC/Barclays US CCP Funding LLC
	4/15/11	0.32	16,000,000	15,998,009
BNP Paribas Finance, Inc.
	4/6/11 to 9/26/11	0.37 to 0.55	185,000,000	184,700,817
BP Capital Markets PLC
	6/7/11	0.33	4,000,000	3,997,543
Commerzbank U.S. Finance, Inc.
	4/21/11 to 5/6/11	0.40 to 0.42	70,000,000	69,976,069
Commonwealth Bank of Australia
	5/31/11 to 11/21/11	0.33 to 0.36 (c)	223,000,000	222,998,269
Credit Suisse New York Branch
	5/5/11 to 5/25/11	0.32 to 0.33	150,000,000	149,935,389
Danske Corp.
	4/11/11 to 5/9/11	0.32	197,000,000	196,958,347
Deutsche Bank Financial LLC
	4/4/11 to 5/13/11	0.30 to 0.34	125,000,000	124,987,583
DnB NOR Bank ASA
	4/18/11 to 8/22/11	0.30 (c)	198,700,000	198,695,651
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
	4/4/11	0.45	4,000,000	3,999,850
Intesa Funding LLC
	4/6/11 to 4/18/11	0.40 to 0.41	61,000,000	60,992,411
Landesbank Hessen-Thuringen
	4/11/11	0.32	19,000,000	18,998,311
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
	4/5/11	0.28	13,000,000	12,999,596
Natexis Banques Populaires U.S. Finance Co. LLC
	6/1/11 to 7/1/11	0.40 to 0.45	118,000,000	117,896,781
Nationwide Building Society
	4/11/11 to 6/14/11	0.34 to 0.35	144,000,000	143,925,022
Natixis US Finance Co. LLC
	5/3/11	0.40 (c)	75,000,000	75,000,000
Nordea North America, Inc.
	5/25/11 to 5/26/11	0.31	225,000,000	224,896,004
PB Finance (Delaware), Inc.
	4/25/11 to 5/5/11	0.48 to 0.50	33,100,000	33,086,196
Rabobank USA Financial Corp.
	5/10/11 to 6/8/11	0.30 to 0.32	125,000,000	124,951,167
Royal Bank of Canada
	6/16/11	0.40	75,000,000	74,936,667

		Yield (a)	Principal Amount	Value
Skandinaviska Enskilda Banken AB
	4/1/11	0.32%	$ 53,000,000	$ 53,000,000
Societe Generale North America, Inc.
	4/1/11 to 5/16/11	0.35 to 0.40	175,000,000	174,978,528
Svenska Handelsbanken, Inc.
	4/18/11	0.29	200,000,000	199,972,611
Total Capital Canada Ltd.
	8/9/11 to 12/15/11	0.39 to 0.43	37,000,000	36,925,276
Toyota Motor Credit Corp.
	4/12/11 to 6/14/11	0.30 to 0.35	17,000,000	16,991,571
UBS Finance, Inc.
	4/20/11 to 7/11/11	0.30 to 0.35	199,000,000	198,909,874
UniCredito Italiano Bank (Ireland) PLC
	4/6/11 to 4/18/11	0.30 to 0.42	63,000,000	62,994,548
Westpac Banking Corp.
	4/19/11 to 10/7/11	0.30 to 0.45 (c)	219,000,000	218,971,300
TOTAL COMMERCIAL PAPER				3,155,939,726
U.S. Government and Government Agency Obligations - 0.6%

Other Government Related - 0.6%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	4/7/11 to 6/9/11	0.25 (b)	28,000,000	27,990,833
Federal Agencies - 3.2%

Federal Home Loan Bank - 1.0%
	12/16/11 to 12/23/11	0.21	45,000,000	44,990,551
Freddie Mac - 2.2%
	8/10/12	0.22 (c)	100,000,000	99,931,365
TOTAL FEDERAL AGENCIES				144,921,916
U.S. Treasury Obligations - 19.3%

U.S. Treasury Bills - 8.7%
	6/2/11 to 9/29/11	0.15 to 0.23	397,000,000	396,749,662
U.S. Treasury Notes - 10.6%
	5/31/11 to 12/31/11	0.17 to 0.30	483,000,000	484,793,522
TOTAL U.S. TREASURY OBLIGATIONS				881,543,184
Municipal Securities - 7.8%
	Yield (a)	Principal Amount		Value
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
4/7/11	0.24% (c)	$ 15,000,000		$ 15,000,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
4/7/11	0.24 (c)	35,900,000		35,900,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2010, LOC Bank of America NA, VRDN
4/7/11	0.24 (c)	1,000,000		1,000,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3649, (Liquidity Facility JPMorgan Chase Bank)
4/7/11	0.25 (c)(d)	15,000,000		15,000,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A1, LOC Branch Banking & Trust Co., VRDN
4/7/11	0.24 (c)	45,125,000		45,125,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A2, LOC Branch Banking & Trust Co., VRDN
4/7/11	0.24 (c)	47,600,000		47,600,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, LOC Bank of America NA, VRDN
4/7/11	0.22 (c)	9,080,000		9,080,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 A1, LOC Bank of America NA, VRDN
4/7/11	0.24 (c)	50,625,000		50,625,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Health Sciences Proj.) Series 2008 B, LOC Branch Banking & Trust Co., VRDN
4/7/11	0.22 (c)	13,385,000		13,385,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 D, LOC Bank of America NA, VRDN
4/1/11	0.23 (c)	26,915,000		26,915,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 B, LOC Wells Fargo Bank NA, VRDN
4/7/11	0.24 (c)	18,800,000		18,800,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, LOC Wells Fargo Bank NA, VRDN
4/7/11	0.24 (c)	15,950,000		15,950,000

	Yield (a)	Principal Amount		Value
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, LOC Bank of America NA, VRDN
4/7/11	0.23% (c)	$ 39,750,000		$ 39,750,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, LOC U.S. Bank NA, Minnesota, VRDN
4/7/11	0.25 (c)	10,800,000		10,800,000
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, (Liquidity Facility U.S. Bank NA, Minnesota)
4/7/11	0.26 (c)(d)	1,200,000		1,200,000
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Branch Banking & Trust Co.), VRDN
4/7/11	0.23 (c)	11,300,000		11,300,000
TOTAL MUNICIPAL SECURITIES			357,430,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $4,567,825,659)	4,567,825,659
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,738,014)
NET ASSETS - 100%	$ 4,564,087,645
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $27,990,833, or 0.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2011, the cost of investment securities for income tax purposes was $4,567,825,659.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

March 31, 2011

1.814654.106

NCT-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 94.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 90.4%
Federal Home Loan Bank:
0.58% 6/10/11	$ 7,250,000	$ 7,256,663
0.7% 4/18/11	8,000,000	8,002,112
0.8% 5/6/11	10,500,000	10,506,941
1.625% 7/27/11	27,395,000	27,529,536
Freddie Mac 3.875% 6/29/11	9,000,000	9,083,007
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		62,378,259
Other Government Related - 4.4%
Straight-A Funding LLC 0.25% 4/15/11 (Liquidity Facility Federal Financing Bank) (a)	3,000,000	2,999,834
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,327,968)		65,378,093
Commercial Paper - 4.3%

Autobahn Funding 0.28% 4/15/11 (Liquidity Facility DZ BANK AG)	2,000,000	1,999,808
BNP Paribas Finance, Inc. yankee 0.52% 9/26/11	1,000,000	998,116
TOTAL COMMERCIAL PAPER (Cost $2,997,181)		2,997,924
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.1%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $410,000)	$ 410,001	$ 410,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $68,735,149)	68,786,017
NET OTHER ASSETS (LIABILITIES) - 0.3%	214,228
NET ASSETS - 100%	$ 69,000,245
Legend

(a) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $2,999,834 or 4.4% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$410,000 due 4/01/11 at 0.10%
BNP Paribas Securities Corp.	$ 410,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $68,735,149. Net unrealized appreciation aggregated $50,868, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	May 27, 2011
By:	/s/John R. Hebble
John R. Hebble
Treasurer and Chief Financial Officer

Date:	May 27, 2011